Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2020
Shareholders' equity
Share capital

			Total Par Value
	Number of shares		(Millions of Pesos)
	12/31/2019	12/31/2020	12/31/2019	12/31/2020

Fixed capital:
Series F shares	3,464,309,145	3,464,309,145	13,098	13,098
Series B shares	3,322,685,212	3,322,685,212	12,562	12,562
	6,786,994,357	6,786,994,357	25,660	25,660

Authorized unsubscribed capital:
Series F shares	331,811,068	331,811,068	—	—
Series B shares	318,188,932	318,188,932	—	—
	650,000,000	650,000,000	—	—
	7,436,994,357	7,436,994,357	25,660	25,660

Schedule of shareholder structure

	Prior to exchange offer	After exchange offer

Banco Santander (Spain)	74.96%	91.64%
Minority shareholders	25.04%	8.36%